Schedule of Investments
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–78.28%
Australia–4.62%
Goodman Group	477,188	$10,121,258
NEXTDC Ltd.(a)	212,180	1,795,079
Stockland	1,422,687	5,010,478
		16,926,815
Canada–0.91%
Allied Properties REIT	128,400	1,476,411
RioCan REIT	146,800	1,854,856
		3,331,267
France–0.77%
Unibail-Rodamco-Westfield	29,765	2,822,918
Germany–3.77%
LEG Immobilien SE	40,383	3,428,744
Sirius Real Estate Ltd.	3,291,636	4,238,208
Vonovia SE	187,599	6,146,591
		13,813,543
Hong Kong–2.06%
Hongkong Land Holdings Ltd.	398,800	2,060,080
Link REIT	633,200	3,351,043
Sun Hung Kai Properties Ltd.	200,000	2,148,334
		7,559,457
Japan–6.65%
Activia Properties, Inc.	3,222	2,572,837
GLP J-Reit	4,089	3,607,005
Invincible Investment Corp.	4,116	1,751,477
Japan Metropolitan Fund Investment Corp.	3,667	2,510,304
Mitsui Fudosan Co. Ltd.	1,074,700	10,292,919
Sumitomo Realty & Development Co. Ltd.	94,300	3,612,337
		24,346,879
Netherlands–0.71%
CTP N.V.(b)	136,668	2,601,563
Singapore–1.38%
CapitaLand Integrated Commercial Trust	1,318,329	2,135,390
CapitaLand Investment Ltd.	808,600	1,576,784
Mapletree Logistics Trust	1,548,000	1,333,011
		5,045,185
Spain–0.66%
Merlin Properties SOCIMI S.A.	193,757	2,400,490
Sweden–1.60%
Fastighets AB Balder, Class B(a)	836,972	5,868,411
United Kingdom–2.40%
LondonMetric Property PLC	2,088,597	5,670,711
Segro PLC	332,356	3,125,545
		8,796,256
Shares		Value
United States–52.75%
Agree Realty Corp.	39,532	$2,976,760
American Healthcare REIT, Inc.	142,128	4,965,952
American Homes 4 Rent, Class A	124,804	4,723,831
AvalonBay Communities, Inc.	50,881	10,520,664
Brixmor Property Group, Inc.	134,780	3,424,760
Camden Property Trust	27,506	3,231,680
CareTrust REIT, Inc.	126,719	3,644,438
Digital Realty Trust, Inc.	80,126	13,743,212
EastGroup Properties, Inc.	10,761	1,824,528
Equinix, Inc.	19,453	17,290,216
Equity LifeStyle Properties, Inc.	70,199	4,462,550
Equity Residential	98,081	6,879,401
Extra Space Storage, Inc.	32,396	4,896,655
Federal Realty Investment Trust	26,626	2,542,251
First Industrial Realty Trust, Inc.	156,928	7,756,951
Gaming and Leisure Properties, Inc.	145,981	6,817,313
Healthpeak Properties, Inc.	292,545	5,093,209
Hilton Worldwide Holdings, Inc.	8,235	2,045,903
Invitation Homes, Inc.	83,605	2,817,489
Iron Mountain, Inc.	71,916	7,098,828
Kimco Realty Corp.	222,249	4,725,014
Marriott International, Inc., Class A	7,855	2,072,385
Prologis, Inc.	150,417	16,335,286
Public Storage	37,556	11,582,646
Simon Property Group, Inc.	51,971	8,474,911
UDR, Inc.	94,024	3,895,414
Vornado Realty Trust	189,981	7,156,584
Welltower, Inc.	144,201	22,247,330
		193,246,161
Total Common Stocks & Other Equity Interests (Cost $264,680,585)		286,758,945
Principal Amount
Asset-Backed Securities–13.84%
ALA Trust, Series 2025-OANA, Class C, 6.39% (1 mo. Term SOFR + 2.09%), 06/15/2030(b)(c)	$2,000,000	2,001,341
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09%, 04/15/2057(d)	1,500,000	1,552,586
BPR Trust, Series 2022-OANA, Class D, 8.02% (1 mo. Term SOFR + 3.70%), 04/15/2037(b)(c)	2,375,000	2,380,602
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, 6.44% (1 mo. Term SOFR + 2.11%), 09/15/2036(b)(c)	1,095,000	1,087,675
Series 2022-CSMO, Class C, 8.22% (1 mo. Term SOFR + 3.89%), 06/15/2027(b)(c)	600,000	604,815
Series 2022-CSMO, Class D, 8.67% (1 mo. Term SOFR + 4.34%), 06/15/2027(b)(c)	2,380,000	2,408,469
Series 2021-SOAR, Class D, 5.84% (1 mo. Term SOFR + 1.51%), 06/15/2038(b)(c)	1,315,107	1,314,402
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Principal Amount		Value
BX Trust,
Series 2021-RISE, Class D, 6.19% (1 mo. Term SOFR + 1.86%), 11/15/2036(b)(c)	$1,601,053	$1,590,347
Series 2019-OC11, Class C, 3.86%, 12/09/2041(b)	1,500,000	1,399,711
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 7.35% (1 mo. Term SOFR + 3.02%), 02/15/2039(b)(c)	500,000	454,370
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(b)(d)	1,000,000	894,636
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.31%, 11/10/2042(b)(d)	4,586,000	3,854,742
Series 2020-555, Class F, 3.50%, 12/10/2041(b)(d)	800,000	668,442
Series 2020-555, Class E, 3.50%, 12/10/2041(b)(d)	427,000	363,063
Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.40%, 08/15/2057(b)(d)	1,500,000	1,349,276
Series 2019-GC44, Class 180C, 3.40%, 08/15/2057(b)(d)	2,500,000	2,201,221
CONE Trust, Series 2024-DFW1, Class D, 7.37% (1 mo. Term SOFR + 3.04%), 08/15/2041(b)(c)	1,200,000	1,200,128
Hilton USA Trust,
Series 2016-HHV, Class E, 4.19%, 11/05/2038(b)(d)	581,000	562,141
Series 2016-HHV, Class C, 4.19%, 11/05/2038(b)(d)	1,396,500	1,369,076
Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(b)	3,000,000	2,940,652
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A, 3.40%, 06/05/2039(b)	1,000,000	930,591
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.45%, 05/05/2032(b)(d)	558,000	529,668
Series 2019-UES, Class B, 4.14%, 05/05/2032(b)	1,284,000	1,248,382
Series 2019-UES, Class C, 4.34%, 05/05/2032(b)	116,000	112,061
Series 2019-UES, Class D, 4.45%, 05/05/2032(b)(d)	119,000	114,379
Series 2019-UES, Class E, 4.45%, 05/05/2032(b)(d)	138,000	131,307
Principal Amount		Value
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.04% (1 mo. Term SOFR + 2.72%), 04/15/2038(b)(c)	$1,920,000	$1,921,053
Natixis Commercial Mortgage Securities Trust, Series 2018-SOX, Class E, 4.77%, 06/17/2038(b)(d)	922,000	873,166
NYC Trust 2024-3ELV, Series 2024- 3ELV, Class D, 8.17% (1 mo. Term SOFR + 3.84%), 08/15/2029(b)(c)	3,000,000	2,978,486
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(b)	4,154,000	4,047,386
SREIT Trust, Series 2021-PALM, Class E, 6.35% (1 mo. Term SOFR + 2.02%), 10/15/2034(b)(c)	1,240,000	1,233,996
STWD Trust, Series 2021-FLWR, Class E, 6.37% (1 mo. Term SOFR + 2.04%), 07/15/2036(b)(c)	3,960,000	3,942,799
MF1 2021-W10X, Series 2021-W10, Class D, 6.30% (1 mo. Term SOFR + 1.97%), 12/15/2034(b)(c)	2,500,000	2,453,578
Total Asset-Backed Securities (Cost $50,841,701)		50,714,547
Shares
Preferred Stocks–5.44%
United States–5.44%
American Homes 4 Rent, 5.88%, Series G, Pfd.	83,600	1,906,916
American Homes 4 Rent, 6.25%, Series H, Pfd.	198,800	4,725,476
DiamondRock Hospitality Co., 8.25%, Pfd.	167,478	4,203,698
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	241,700	5,624,359
UMH Properties, Inc., 6.38%, Series D, Pfd.	160,000	3,467,200
Total Preferred Stocks (Cost $20,749,320)		19,927,649
Money Market Funds–2.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f)	3,238,413	3,238,413
Invesco Treasury Portfolio, Institutional Class, 4.22%(e)(f)	6,014,080	6,014,080
Total Money Market Funds (Cost $9,252,493)		9,252,493
TOTAL INVESTMENTS IN SECURITIES—100.09% (Cost $345,524,099)		366,653,634
OTHER ASSETS LESS LIABILITIES–(0.09)%		(336,855)
NET ASSETS–100.00%		$366,316,779
Investment Abbreviations:
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $51,763,524, which represented 14.13% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(d)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2025.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,566,512	$53,286,664	$(54,614,763)	$-	$-	$3,238,413	$88,853
Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	805
Invesco Treasury Portfolio, Institutional Class	8,480,393	98,960,947	(101,427,260)	-	-	6,014,080	163,396
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,460,184	46,151,451	(51,611,635)	-	-	-	75,974*
Invesco Private Prime Fund	14,338,579	106,099,918	(120,437,750)	(422)	(325)	-	205,752*
Investments in Other Affiliates:
Pebblebrook Hotel Trust, Series E, Pfd	5,025,679	-	(4,460,267)	22,948	(588,360)	-	164,834
UMH Properties, Inc., Series D, Pfd.**	13,461,500	-	(9,283,643)	353,512	(1,064,169)	3,467,200	477,010
Total	$51,332,847	$304,498,980	$(341,835,318)	$376,038	$(1,652,854)	$12,719,693	$1,176,624

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At May 31, 2025, this security was no longer an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$16,926,815	$—	$16,926,815
Canada	3,331,267	—	—	3,331,267
Cayman Islands	—	2,453,578	—	2,453,578
France	—	2,822,918	—	2,822,918
Germany	—	13,813,543	—	13,813,543
Hong Kong	—	7,559,457	—	7,559,457
Japan	—	24,346,879	—	24,346,879
Netherlands	—	2,601,563	—	2,601,563
Singapore	—	5,045,185	—	5,045,185
Spain	—	2,400,490	—	2,400,490
Sweden	—	5,868,411	—	5,868,411
United Kingdom	—	8,796,256	—	8,796,256
United States	213,173,810	48,260,969	—	261,434,779
Money Market Funds	9,252,493	—	—	9,252,493
Total Investments	$225,757,570	$140,896,064	$—	$366,653,634
Invesco Global Real Estate Income Fund